Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000136800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.57%	1.14%	1.93%
C000026765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000136801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000136800
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%	1.35%	2.03%
Without Sales Load [Member] | C000026765
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	1.60%	2.29%
Without Sales Load [Member] | C000136801
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%	1.61%	2.22%
Without Sales Load [Member] | C000026764
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%	1.33%	2.02%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	4.79%	1.33%	2.01%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Average Annual Return, Percent	5.22%	2.15%	2.22%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	4.79%	1.33%	2.01%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Average Annual Return, Percent	5.22%	2.15%	2.22%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	4.79%	1.33%	2.01%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Average Annual Return, Percent	5.22%	2.15%	2.22%
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return, Percent	4.79%	1.33%	2.01%
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Average Annual Return, Percent	5.22%	2.15%	2.22%